Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity File Number	001-40700
Entity Registrant Name	ABVC BIOPHARMA, INC.
Entity Central Index Key	0001173313
Entity Tax Identification Number	26-0014658
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44370 Old Warm Springs Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	668-0881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ABVC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false